Note 28 - Financial Instruments and Risks - Sensitivity Analysis of Financial Instruments (Details) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Total risk exposures [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	R$ 84.6
Sensitivity value level, adverse scenario	334.6
Sensitivity value level, remote scenario	667.8
Fair value of hedges and transactions
Commodities hedge [member] | Commodities risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	336.1
Sensitivity value level, probable scenario	113.4
Sensitivity value level, adverse scenario	(258.9)
Sensitivity value level, remote scenario	(853.8)
Commodities hedge [member] | Input purchases affecting the commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(90.2)
Sensitivity value level, adverse scenario	321.3
Sensitivity value level, remote scenario	978.5
Fair value of hedging instrument transactions	(336.1)
Foreign currency exchange hedge [member] | Input purchases affecting the commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	369.2
Sensitivity value level, adverse scenario	3,561.6
Sensitivity value level, remote scenario	6,863.7
Fair value of hedging instrument transactions	259.4
Foreign currency exchange hedge [member] | Foreign exchange risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(259.4)
Sensitivity value level, probable scenario	(369.2)
Sensitivity value level, adverse scenario	(3,561.6)
Sensitivity value level, remote scenario	(6,863.7)
Foreign currency exchange hedge [member] | Foreign currency risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(33.5)
Sensitivity value level, adverse scenario	(290.2)
Sensitivity value level, remote scenario	(550.8)
Fair value of hedging instrument transactions	(29.6)
Foreign currency exchange hedge [member] | Capex Purchases affecting the foreign currency exchange risk portion of the fixed assets exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	29.6
Sensitivity value level, probable scenario	33.5
Sensitivity value level, adverse scenario	290.2
Sensitivity value level, remote scenario	550.8
Foreign currency exchange hedge [member] | Total fixed asset exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Foreign currency exchange hedge [member] | Foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(10.2)
Sensitivity value level, probable scenario	(11.6)
Sensitivity value level, adverse scenario	(96.7)
Sensitivity value level, remote scenario	(183.1)
Foreign currency exchange hedge [member] | Expenses that affect the foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	11.6
Sensitivity value level, adverse scenario	96.7
Sensitivity value level, remote scenario	183.1
Fair value of hedging instrument transactions	10.2
Foreign currency exchange hedge [member] | Total expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Foreign currency exchange hedge [member] | Debt transaction affecting the foreign currency exchange risk portion of debt exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario	1.2
Sensitivity value level, remote scenario	2.4
Fair value of hedging instrument transactions
Commodities and foreign exchange hedges [member] | Total cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	23.2
Sensitivity value level, adverse scenario	62.4
Sensitivity value level, remote scenario	124.7
Fair value of hedging instrument transactions
Interest hedge [member] | Interest expenses affecting the interest rate portion of the debts exposure portion [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	0.8
Sensitivity value level, adverse scenario	11.1
Sensitivity value level, remote scenario	20.9
Fair value of hedging instrument transactions
Interest and foreign currency hedges [member] | Total debts exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	0.8
Sensitivity value level, adverse scenario	12.3
Sensitivity value level, remote scenario	23.3
Fair value of hedges and transactions
Equity instrument hedges [member] | Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	142.6
Sensitivity value level, probable scenario	95.6
Sensitivity value level, adverse scenario	(32.6)
Sensitivity value level, remote scenario	(207.8)
Equity instrument hedges [member] | Total equity exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	60.6
Sensitivity value level, adverse scenario	259.9
Sensitivity value level, remote scenario	519.8
Fair value of hedges and transactions
Expenses [member] | Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(35.0)
Sensitivity value level, adverse scenario	292.5
Sensitivity value level, remote scenario	727.6
Fair value of hedging instrument transactions	R$ (142.6)